Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 7,524	€ 5,673	€ 6,737
Total financial liabilities measured at fair value	0	0	0
Level 1 | Bayer Contingent Consideration Arising From The Acquisition Of Genzyme [Member]
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Contingent consideration arising from the acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | CVRs issued in connection with the acquisition of Blueprint
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | CVRs issued in connection with the acquisition of Vigil
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	869	467	470
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	389	357	346
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	688	688	572
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	5,578	4,161	5,349
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	99	217	201
Total financial liabilities measured at fair value	209	458	291
Level 2 | Bayer Contingent Consideration Arising From The Acquisition Of Genzyme [Member]
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration arising from the acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	96	121	164
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	113	337	127
Level 2 | CVRs issued in connection with the acquisition of Blueprint
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | CVRs issued in connection with the acquisition of Vigil
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	99	217	201
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	1,647	1,543	964
Total financial liabilities measured at fair value	585	641	709
Level 3 | Bayer Contingent Consideration Arising From The Acquisition Of Genzyme [Member]
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	72	127
Level 3 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value		568	441
Level 3 | Contingent consideration arising from the acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	137
Level 3 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value		1	4
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | CVRs issued in connection with the acquisition of Blueprint
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value		0	0
Level 3 | CVRs issued in connection with the acquisition of Vigil
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value		0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	1,331	1,092	618
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	230	165	132
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	86	286	214
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0